Summary of Future Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 346,641
Discount	(166,560)
Total	180,081	$ 8,609
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	28,725
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	86,344
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	84,488
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	86,163
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 60,921